Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
Without Sales Load [Member] | S000030086
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.49%)	2.41%	10.13%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	22.32%	13.41%	15.51%
MSCI World Index
Average Annual Return [Line Items]
Average Annual Return, Percent	21.34%	11.47%	13.14%